VOYA EQUITY TRUST

Voya Large Cap Value Fund

(“Fund”)

Supplement dated March 11, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class O,

Class R and Class W Prospectus and Class R6 Prospectus

each dated September 30, 2014

(each a “Prospectus” and collectively “Prospectuses”)

On May 22, 2014, in conjunction with the reorganization of Voya Core Equity Research Fund into the Fund, the Fund’s Board of Trustees approved a change with respect to the Fund’s management fee structure and expense structure.

1.	Effective on or about March 6, 2015, the Fund’s Class A, Class B, Class C, Class I, Class O, Class R and Class W shares’ Prospectus was revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses 2

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	R	W
Management Fees	%	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.16	0.16	0.16	0.05	0.16	0.16	0.16
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[3]	%	1.17	1.92	1.92	0.81	1.17	1.42	0.92
Waivers and Reimbursements[4]	%	(0.06)	(0.06)	(0.06)	(0.04)	(0.06)	(0.11)	(0.06)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.11	1.86	1.86	0.77	1.11	1.31	0.86

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2.	Expense information has been restated to reflect current contractual rates.
3.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4.	The adviser is contractually obligated to limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, 1.25%, 1.50%, and 1.00% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35% and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares, respectively, through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.05% of the distribution fee for Class R shares through October 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.

b.	The table in the section entitled “Fees and Expenses of the Fund — Expense Examples” is hereby deleted and replaced with the following:

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Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or held	$682	920	1,176	1,909
B	Sold	$689	897	1,231	2,043
	Held	$189	597	1,031	2,043
C	Sold	$289	597	1,031	2,238
	Held	$189	597	1,031	2,238
I	Sold or Held	$79	255	446	998
O	Sold or Held	$113	366	638	1,415
R	Sold or Held	$133	439	766	1,692
W	Sold or Held	$88	287	503	1,126

c.	The following footnote is added to the line item referencing the Fund in the table of the section entitled “Management of the Funds — Management Fees:”

[2]	Effective on or about March 6, 2015, the Adviser receives an annual advisory fee equal to the following as a percentage of the Fund’s average daily net assets: 0.65% on the first $1 billion, 0.625% on the next $1 billion, 0.60% on the next $1 billion, 0.575% on the next $1 billion, and 0.55% on assets in excess of $4 billion. Prior to March 6, 2015, the Adviser received an annual advisory fee equal to the following as a percentage of the Fund’s average daily net assets: 0.65% on all assets.

2.	Effective on or about March 6, 2015, the Fund’s Class R6 shares’ Prospectus was revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		R6
Management Fee	%	0.65
Distribution and/or Shareholder Service (12b-1) Fees	%	None
Administrative Services Fee	%	0.10
Other Expenses	%	0.05
Acquired Fund Fees and Expenses	%	0.01
Total Annual Fund Operating Expenses[2]	%	0.81
Waivers and Reimbursements[3]	%	(0.06)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.75
1.	Expense information has been restated to reflect current contractual rates.
2.	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
3.	The adviser is contractually obligated to limit expenses to 0.78% through October 1, 2016. In addition, the adviser is contractually obligated to further limit expenses to 0.74% through October 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Fund’s board.

b.	The table in the section entitled “Fees and Expenses of the Fund — Expense Example” is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
R6	Sold or Held	$77	253	444	996

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c.	The following footnote is added to the line item referencing the Fund in the table of the section entitled “Management of the Funds — Management Fees:”

[1]	Effective on or about March 6, 2015, the Adviser receives an annual advisory fee equal to the following as a percentage of the Fund’s average daily net assets: 0.65% on the first $1 billion, 0.625% on the next $1 billion, 0.60% on the next $1 billion, 0.575% on the next $1 billion, and 0.55% on assets in excess of $4 billion. Prior to March 6, 2015, the Adviser received an annual advisory fee equal to the following as a percentage of the Fund’s average daily net assets: 0.65% on all assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

VOYA EQUITY TRUST

Voya Large Cap Value Fund

(“Fund”)

Supplement dated March 11, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class O,

Class R, Class R6, and Class W shares SAI

dated September 30, 2014

(“SAI”)

On May 22, 2014, in conjunction with the reorganization of Voya Core Equity Research Fund into the Fund, the Fund’s Board of Trustees approved a change with respect to the Fund’s management fee structure and expense structure.

Effective on or about March 6, 2015, the Fund’s SAI was revised as follows:

1.	The line item with respect to the Fund in the table of the section entitled “Adviser — Advisory Fees” of the Fund’s SAI is hereby deleted and replaced with the following:

Fund	Annual Investment Management Fee
Large Cap Value

0.65% on the first $1 billion of the Fund’s average daily net assets;

0.625% on the next $1 billion of the Fund’s average daily net assets;

0.60% on the next $1 billion of the Fund’s average daily net assets;

0.575% on the next $1 billion of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $4 billion

2.	Footnote 2 with respect to the line item referencing the Fund in the table of the section entitled “Adviser — Expense Limitation Agreements” is hereby deleted and replaced with the following:

2.	Pursuant to a side agreement, the Adviser has lowered the contractual expense limits for Voya Large Cap Value Fund to 1.10%, 1.85%, 1.85%, 0.76%, 1.10%, 1.35%, 0.74%, and 0.85% for Class A, Class B, Class C, Class I, Class O, Class R, Class R6 and Class W shares through October 1, 2016. The limitation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE